THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND October 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.4%

	Shares	Value
COMMUNICATION SERVICES — 22.8%
Alphabet, Cl A *	7,138	$674,612
BCE	29,854	1,346,416
Charter Communications, Cl A *	3,007	1,105,433
Cogent Communications Holdings	25,798	1,354,653
TELUS	60,462	1,263,051
T-Mobile US *	12,432	1,884,194

		7,628,359

ELECTRIC UTILITIES — 15.3%
American Electric Power	12,984	1,141,553
Duke Energy	9,848	917,637
Entergy	13,788	1,477,246
NextEra Energy	20,682	1,602,855

		5,139,291

GAS UTILITIES — 3.4%
Atmos Energy	10,803	1,151,060

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 4.9%
Constellation Energy	17,241	1,629,964

INDUSTRIALS — 8.2%
Canadian Pacific Railway	19,593	1,459,483
Union Pacific	6,599	1,300,927

		2,760,410

MATERIALS — 4.5%
Linde	5,072	1,508,159

MULTI-UTILITIES — 19.8%
Alliant Energy	23,933	1,248,585
Ameren	16,841	1,372,878
CMS Energy	23,582	1,345,353
Public Service Enterprise Group	21,394	1,199,562
Xcel Energy	22,357	1,455,664

		6,622,042

REAL ESTATE — 16.2%
Crown Castle REIT	8,366	1,114,853
Equinix REIT	2,413	1,366,820
Rexford Industrial Realty REIT	24,130	1,333,907
SBA Communications REIT, Cl A	5,909	1,594,839

		5,410,419

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND October 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
WATER UTILITIES — 4.3%
American Water Works	9,848	$1,431,308

TOTAL COMMON STOCK (Cost $30,192,822)		33,281,012

SHORT-TERM INVESTMENT (A) — 1.1%

SEI Daily Income Trust Treasury II Fund, Cl F, 3.050% (Cost $363,736)	363,736	363,736

TOTAL INVESTMENTS— 100.5% (Cost $30,556,558)		$33,644,748

Percentages are based on Net Assets of $33,491,122.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2022.

Cl — Class

REIT — Real Estate Investment Trust

As of October 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

WHR-QH-001-3700

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